Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies: Use of Estimates, Policy (Policies)	12 Months Ended
Aug. 31, 2015
Policies
Use of Estimates, Policy

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.